Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Equity [Abstract]
Schedule of share capital
	December 31, 2021		December 31, 2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares	25,714,285	3,091,740	12,857,143	1,036,774

Schedule of issued and outstanding share capital
Number of ordinary shares
Balance at January 1, 2021	1,036,774

Issuance of shares to a consultant	6,000

Issuance of share capital – March 2021 Financing Round (Note 19g)	916,316

Exercise of November 2020 warrants (Note 17e)	1,004,494

Exercise of pre-funded warrants	118,156

Exercise of March 2021 Series A warrants (Note 17g)	10,000

Balance at December 31, 2021	3,091,740

Schedule of warrants fair value was calculated using the Black-Scholes OPM
	December 31, 2021	August 22, 2019	March 28, 2019
Dividend yield (%)	0	0	0
Expected volatility (%)	112.96	84.97	70.12
Risk-free interest rate (%)	0.5	1.48	2.18
Expected life of Warrants (years)	0.24	2.58	3

Warrants fair value ($)	0.00	1.01	1.41

Schedule of reconciliation of the fair value measurements
Balance of liability due to Warrants at January 1, 2021	$3

Net change in fair value of the Warrant designated at fair value through profit or loss	(3)

Balance of liability due to Warrants at December 31, 2021	$-